Other Receivables- Long Term (Schedule of other receivables long term) (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade and other non-current receivables [abstract]
Income receivables		$ 280	$ 0
Restricted bank deposits	[1]	189	0
Other Receivables- Long Term		$ 469	$ 0

[1]	Restricted bank deposits which are primarily used as security for the Company’s office leases.